Other Finance Expense - Summary of Components of Interest Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Interest expense	$ 28,977	$ 19,669	$ 16,302
Amortization of debt issuance cost and fair value of debt assumed	1,737	1,198	1,149
Total interest cost	$ 30,714	$ 20,867	$ 17,451